Stock Incentive Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock options activity
Stock options shares at beginning of year	1,252,000	1,207,000	1,062,000
Stock option, Weighted Average Exercise Price Beginning balance	$ 42.12	$ 39.45	$ 37.71
Options granted, number of shares	332,000	289,000	280,000
Option granted, Weighted Average Exercise Price	$ 57.33	$ 49.17	$ 43.29
Option exercises, Shares	(341,000)	(232,000)	(129,000)
Option exercised, Weighted Average Exercise Price	40.1133423928978	36.92	33.58
Options terminated, number of shares	(81,000)	(12,000)	(6,000)
Option terminated, Weighted Average Exercise Price	51.8116080791901	43.09	37.82
Stock options shares at End of year	1,162,000	1,252,000	1,207,000
Stock option, Weighted Average Exercise Price Ending balance	$ 46.3992599813308	$ 42.12	$ 39.45
Options exercisable at end of period, Aggregate Intrinsic Value	$ 17,095,000
Options exercisable at end of period, Number of Shares	313,000	427,000	440,000
Options exercisable at end of period Weighted Average Exercise Price	$ 40.8170981665418	$ 39.45	$ 37.76
Weighted average fair value of options granted during the period, Weighted Average Exercise Price	$ 11.11	$ 9.6	$ 7.82